CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Revenue	$ 2,527,717	$ 974,160
Costs and expenses:
Cost of services, (exclusive of depreciation and amortization shown separately below)	403,143	364,110
Gross profit	2,124,574	610,050
Sales and marketing costs	158,162	103,271
Operating expenses
Contractor costs	1,713,838	950,429
Research and development	431,942	132,477
Bad debt expense	766,931
Professional fees	201,373	47,844
Stock-based compensation	127,261	64,969
Other general and administrative expenses	161,324	134,478
Depreciation and amortization	21,293	36,740
Total operating expenses	3,423,962	1,366,937
Loss from operations	(1,457,550)	(860,158)
Other income (expense):
Foreign currency exchange	(3,109)	(19,657)
Interest expense	(7,029)
Total other income	(10,138)	(19,657)
Net loss before income taxes	(1,467,688)	(879,815)
Income tax expense	(825)
Net loss	$ (1,468,513)	$ (879,815)
Basic and diluted net loss per common share	$ (0.15)	$ (0.09)
Weighted average shares outstanding, basic and diluted	9,959,996	9,959,996